                              Fidelity INCOME PLUS
                     The Fidelity Variable Annuity Account
                        Annual Report December 31, 1996

DEAR FIDELITY INCOME PLUS OWNER:

Your annual reports are enclosed--both your Annuity Annual Report (Fidelity Income Plus) and the Annual Reports for its underlying mutual funds (The Variable Insurance Products Funds).

Many owners of Fidelity Income Plus make additional contributions to their annuities after their initial purchase. By doing this, their annuity is even better positioned to help assure an adequate income at retirement.

An easy way to make additions to your contract is to simply write a check for your annuity each month as you write out your regular monthly checks. The nice part of this method is that you're actually paying yourself. We are including a Fidelity Income Plus Additional Payment Form and a postage-paid return envelope for your convenience if you would like to use this method. Remember, unlike many annuities, with Fidelity Income Plus there are no surrender charges.

We value the confidence you have placed in us and will work to make Fidelity Income Plus your continued choice for retirement savings.

Sincerely,

LOGO
William L. Busler
President
PFL Life Insurance Company

This report may be distributed only to current policyholders or to persons who have received current prospectuses of the variable annuity and the underlying funds.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE FIDELITY VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The Fidelity Variable Annuity Account (comprising, respectively, the Money Market, High Income, Equity Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund, Index 500, Fidelity Daily Income Trust, Fidelity Government Securities Fund, Ltd., Fidelity Capital and Income Fund, and Fidelity Cash Reserves subaccounts) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The Fidelity Variable Annuity Account at December 31, 1996, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                                   Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

BALANCE SHEET (AMOUNTS IN THOUSANDS)
December 31, 1996

                                      MONEY       HIGH      EQUITY
                                      MARKET     INCOME     INCOME     GROWTH
                            TOTAL   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                           -------- ---------- ---------- ---------- ----------
ASSETS
Cash.....................  $     26       24        --         --           1
Investments in mutual
 funds, at current market
 value (Note 2):
  Variable Insurance
   Products Fund--Money
   Market Portfolio......   125,318  125,318        --         --         --
  Variable Insurance
   Products Fund--High
   Income Portfolio......    61,458      --      61,458        --         --
  Variable Insurance
   Products Fund--Equity
   Income Portfolio......   227,948      --         --     227,948        --
  Variable Insurance
   Products Fund--Growth
   Portfolio.............   145,279      --         --         --     145,279
  Variable Insurance
   Products Fund--
   Overseas Portfolio....    36,305      --         --         --         --
  Variable Insurance
   Products Fund II--
   Investment Grade Bond
   Portfolio.............    16,541      --         --         --         --
  Variable Insurance
   Products Fund II--
   Asset Manager
   Portfolio.............    77,157      --         --         --         --
  Variable Insurance
   Products Fund II--
   Asset Manager Growth
   Portfolio.............     9,359      --         --         --         --
  Variable Insurance
   Products Fund II--
   Contrafund Portfolio..    52,553      --         --         --         --
  Variable Insurance
   Products Fund II--
   Index 500 Portfolio...    30,849      --         --         --         --
  Fidelity Daily Income
   Trust.................       372      --         --         --         --
  Fidelity Capital and
   Income Fund...........       158      --         --         --         --
  Fidelity Cash
   Reserves..............        76      --         --         --         --
                           --------  -------     ------    -------    -------
  Total Investments in
   Mutual Funds..........   783,373  125,318     61,458    227,948    145,279
                           --------  -------     ------    -------    -------
 Total Assets............  $783,399  125,342     61,458    227,948    145,280
                           ========  =======     ======    =======    =======
LIABILITIES AND CONTRACT
 OWNERS' EQUITY
Liabilities:
 Contract terminations
  payable................         1      --         --         --         --
                           --------  -------     ------    -------    -------
 Total Liabilities.......         1      --         --         --         --
Contract Owners' Equity:
Deferred annuity
 contracts terminable by
 owners (Notes 3 and 6)..   783,398  125,342     61,458    227,948    145,280
                           --------  -------     ------    -------    -------
 Total Liabilities and
  Contract Owners'
  Equity.................  $783,399  125,342     61,458    227,948    145,280
                           ========  =======     ======    =======    =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                    FIDELITY   FIDELITY
                                    ASSET                            DAILY    CAPITAL AND  FIDELITY
            INVESTMENT   ASSET     MANAGER                           INCOME     INCOME       CASH
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500    TRUST       FUND      RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------- ----------
     --          --         --        --          --         --         1         --         --
     --          --         --        --          --         --       --          --         --
     --          --         --        --          --         --       --          --         --
     --          --         --        --          --         --       --          --         --
     --          --         --        --          --         --       --          --         --
  36,305         --         --        --          --         --       --          --         --
     --       16,541        --        --          --         --       --          --         --
     --          --      77,157       --          --         --       --          --         --
     --          --         --      9,359         --         --       --          --         --
     --          --         --        --       52,553        --       --          --         --
     --          --         --        --          --      30,849      --          --         --
     --          --         --        --          --         --       372         --         --
     --          --         --        --          --         --       --          158        --
     --          --         --        --          --         --       --          --          76
  ------      ------     ------     -----      ------     ------      ---         ---        ---
  36,305      16,541     77,157     9,359      52,553     30,849      372         158         76
  ------      ------     ------     -----      ------     ------      ---         ---        ---
  36,305      16,541     77,157     9,359      52,553     30,849      373         158         76
  ======      ======     ======     =====      ======     ======      ===         ===        ===
     --            1        --        --          --         --       --          --         --
  ------      ------     ------     -----      ------     ------      ---         ---        ---
     --            1        --        --          --         --       --          --         --
  36,305      16,540     77,157     9,359      52,553     30,849      373         158         76
  ------      ------     ------     -----      ------     ------      ---         ---        ---
  36,305      16,541     77,157     9,359      52,553     30,849      373         158         76
  ======      ======     ======     =====      ======     ======      ===         ===        ===

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
Year Ended December 31, 1996


                                        MONEY       HIGH      EQUITY
                                        MARKET     INCOME     INCOME     GROWTH
                              TOTAL   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                             -------- ---------- ---------- ---------- ----------
NET INVESTMENT INCOME
 (LOSS)
Income:
 Dividends.................  $ 41,026    6,128      5,172     11,005     10,237
Expenses (Note 5):
 Administrative fee........       296       49         22         89         57
 Mortality and expense
  risk charge..............     6,017      933        466      1,889      1,210
                             --------  -------    -------     ------    -------
   Net investment income
    (loss).................    34,713    5,146      4,684      9,027      8,970
                             --------  -------    -------     ------    -------
NET REALIZED & UNREALIZED
 CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain
 from sales of investments:
 Proceeds from sales.......   751,141  240,470    113,076     98,353    145,038
 Cost of investments
  sold.....................   702,357  240,470    111,308     74,116    130,990
                             --------  -------    -------     ------    -------
Net realized capital gain
 from sales of
 investments...............    48,784      --       1,768     24,237     14,048
                             --------  -------    -------     ------    -------
Net change in unrealized
 appreciation/depreciation
 of investments:
 Beginning of the period...    66,352      --       2,015     44,061     12,225
 End of the period.........    66,967      --       2,581     39,562      7,486
                             --------  -------    -------     ------    -------
Net change in unrealized
 appreciation/depreciation
 of investments............       615      --         566     (4,499)    (4,739)
                             --------  -------    -------     ------    -------
Net realized and unrealized
 capital gain (loss) from
 investments...............    49,399      --       2,334     19,738      9,309
                             --------  -------    -------     ------    -------
INCREASE (DECREASE) FROM
 OPERATIONS................  $ 84,112    5,146      7,018     28,765     18,279
                             ========  =======    =======     ======    =======


                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                    FIDELITY   FIDELITY
                                    ASSET                            DAILY    GOVERNMENT  FIDELITY    FIDELITY
            INVESTMENT   ASSET     MANAGER                           INCOME   SECURITIES CAPITAL AND    CASH
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500    TRUST    FUND, LTD. INCOME FUND  RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ----------
     920         896      5,429       465         253        484       20        --           13          4
      14           5         37         3          13          7      --         --          --         --
     301         133        630        38         286        131      --         --          --         --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
     605         758      4,762       424         (46)       346       20        --           13          4
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
  49,100      10,166     23,100     9,763      29,493     32,431       81         36          34        --
  45,839      10,128     21,596     9,429      27,232     31,103       81         35          30        --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   3,261          38      1,504       334       2,261      1,328      --           1           4        --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   1,760         717      5,333       (23)         32        234      --           2          (4)       --
   2,111         234      9,001        48       4,494      1,454      --         --           (4)       --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
     351        (483)     3,668        71       4,462      1,220      --          (2)        --         --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   3,612        (445)     5,172       405       6,723      2,548      --          (1)          4        --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   4,217         313      9,934       829       6,677      2,894       20         (1)         17          4
  ======      ======     ======     =====      ======     ======      ===        ===         ===        ===

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (AMOUNTS IN THOUSANDS) Years Ended December 31, 1996 and 1995, Except as Noted

                                                                   MONEY
                                                                  MARKET
                                                TOTAL           SUBACCOUNT
                                           -----------------  ----------------
                                             1996     1995     1996     1995
                                           --------  -------  -------  -------
OPERATIONS
 Net investment income (loss)............  $ 34,713   22,353    5,146    6,192
 Net realized capital gain (loss)........    48,784   44,390      --       --
 Net change in unrealized
  appreciation/depreciation..............       615   62,917      --       --
                                           --------  -------  -------  -------
 Increase (decrease) from operations.....    84,112  129,660    5,146    6,192
                                           --------  -------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase payments..........    19,236   22,440    3,536    3,470
 Transfers between funds.................       --       --    17,795  (20,233)
 Contract terminations, withdrawals, and
  other deductions.......................   (39,567) (69,091) (12,815) (22,493)
                                           --------  -------  -------  -------
 Increase (decrease) from contract
  transactions...........................   (20,331) (46,651)   8,516  (39,256)
                                           --------  -------  -------  -------
 Net increase (decrease) in contract
  owners' equity.........................    63,781   83,009   13,662  (33,064)
                                           --------  -------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period.....................   719,617  636,608  111,680  144,744
                                           --------  -------  -------  -------
 End of period...........................  $783,398  719,617  125,342  111,680
                                           ========  =======  =======  =======
                                                                   ASSET
                                                ASSET             MANAGER
                                               MANAGER            GROWTH
                                              SUBACCOUNT        SUBACCOUNT
                                           -----------------  ----------------
                                                                        1995
                                             1996     1995     1996      /1/
                                           --------  -------  -------  -------
OPERATIONS
 Net investment income (loss)............  $  4,762    1,582      424       82
 Net realized capital gain (loss)........     1,504    3,000      334      (23)
 Net change in unrealized
  appreciation/depreciation..............     3,668    9,527       71      (23)
                                           --------  -------  -------  -------
 Increase (decrease) from operations.....     9,934   14,109      829       36
                                           --------  -------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase payments..........       928    1,021      525       45
 Transfers between funds.................   (12,356) (37,186)   5,971    2,120
 Contract terminations, withdrawals, and
  other deductions.......................    (5,121) (15,131)    (166)      (1)
                                           --------  -------  -------  -------
 Increase (decrease) from contract
  transactions...........................   (16,549) (51,296)   6,330    2,164
                                           --------  -------  -------  -------
 Net increase (decrease) in contract
  owners' equity.........................    (6,615) (37,187)   7,159    2,200
                                           --------  -------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period.....................    83,772  120,959    2,200      --
                                           --------  -------  -------  -------
 End of period...........................  $ 77,157   83,772    9,359    2,200
                                           ========  =======  =======  =======

/1Period/from September 5, 1995 (commencement of operations) to December 31,
  1995.
/2Period/from September 1, 1995 (commencement of operations) to December 31,
  1995.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


    HIGH             EQUITY                                            INVESTMENT
   INCOME            INCOME            GROWTH           OVERSEAS       GRADE BOND
 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
---------------  ----------------  ----------------  ---------------  --------------
 1996     1995    1996     1995     1996     1995     1996    1995     1996    1995
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 4,684    2,608    9,027   11,754    8,970     (553)    605       52     758     368
 1,768    3,235   24,237   15,463   14,048   22,367   3,261     (371)     38     641
   566    3,610   (4,499)  32,361   (4,739)  12,555     351    3,390    (483)  1,231
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 7,018    9,453   28,765   59,578   18,279   34,369   4,217    3,071     313   2,240
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 1,146    2,542    4,151    6,476    3,338    5,014     813      759     335     266
  (565)   5,666  (36,951)  26,450  (15,213)  18,973     647  (26,175)    188   3,593
(2,750)  (3,140) (8,879)  (15,873)  (6,026)  (7,509) (1,364)  (3,073) (1,019) (1,621)
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
(2,169)   5,068  (41,679)  17,053  (17,901)  16,478      96  (28,489)   (496)  2,238
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 4,849   14,521  (12,914)  76,631      378   50,847   4,313  (25,418)   (183)  4,478
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
56,609   42,088  240,862  164,231  144,902   94,055  31,992   57,410  16,723  12,245
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
61,458   56,609  227,948  240,862  145,280  144,902  36,305   31,992  16,540  16,723
======   ======  =======  =======  =======  =======  ======  =======  ======  ======

                                 FIDELITY      FIDELITY       FIDELITY
                                   DAILY      GOVERNMENT     CAPITAL AND      FIDELITY
                                  INCOME      SECURITIES       INCOME           CASH
 CONTRAFUND       INDEX 500        TRUST      FUND, LTD.        FUND          RESERVES
 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
--------------  --------------  ------------  -------------  -------------   ------------
         1995            1995
 1996    /2/     1996    /2/    1996   1995   1996    1995   1996    1995    1996   1995
------  ------  ------  ------  -----  -----  -----   -----  -----   -----   -----  -----
   (46)    230     346     (12)   20      26    --        2     13      18       4      4
 2,261      (3)  1,328      65   --      --       1     --       4      16     --     --
 4,462      32   1,220     234   --      --      (2)      3    --       (3)    --     --
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
 6,677     259   2,894     287    20      26     (1)      5     17      31       4      4
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
 3,121   2,487   1,343     360   --      --     --      --     --      --      --     --
22,391  18,199  18,103   8,652   (10)    --     --      --     --      (59)    --     --
  (576)     (5)   (738)    (52)  (43)   (177)   (36)    --     (34)     (3)    --     (13)
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
24,936  20,681  18,708   8,960   (53)   (177)   (36)    --     (34)    (62)    --     (13)
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
31,613  20,940  21,602   9,247   (33)   (151)   (37)      5    (17)    (31)      4     (9)
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
20,940     --    9,247     --    406     557     37      32    175     206      72     81
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
52,553  20,940  30,849   9,247   373     406    --       37    158     175      76     72
======  ======  ======  ======  ====   =====  =====   =====  =====   =====   =====  =====

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (AMOUNTS IN THOUSANDS, EXCEPT WHERE NOTED) December 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Organization--The Fidelity Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Asset Manager Growth subaccount commenced operations on September 5, 1995. The Contrafund and Index 500 subaccounts commenced operations on September 1, 1995.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments--Net purchase payments received by the Variable Account are invested in the portfolios of the eligible mutual funds, Variable Insurance Products Fund and Variable Insurance Products Fund II ("VIPF II"), as selected by the contract owner. Transfers into the subaccounts of the eligible Funds are permitted from the formerly eligible funds. Investments are stated at the closing net asset values per share as of December 31, 1996. Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out, basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income--Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

2. INVESTMENTS

A summary of the mutual fund investment at December 31, 1996 follows:

                                                  NET ASSET
                                        NUMBER      VALUE
                                       OF SHARES  PER SHARE    MARKET
                                         HELD    (IN DOLLARS)  VALUE     COST
                                       --------- ------------ -------- --------
Variable Insurance Products Fund--
 Money Market........................   125,318     $ 1.00    $125,318 $125,318
Variable Insurance Products Fund--
 High Income.........................     4,909      12.52      61,458   58,877
Variable Insurance Products Fund--
 Equity Income.......................    10,839      21.03     227,948  188,386
Variable Insurance Products Fund--
 Growth..............................     4,665      31.14     145,279  137,793
Variable Insurance Products Fund--
 Overseas............................     1,927      18.84      36,305   34,194
Variable Insurance Products Fund II--
 Investment Grade Bond...............     1,351      12.24      16,541   16,307
Variable Insurance Products Fund II--
 Asset Manager.......................     4,557      16.93      77,157   68,156
Variable Insurance Products Fund II--
 Asset Manager Growth................       714      13.10       9,359    9,311
Variable Insurance Products Fund II--
 Contrafund..........................     3,174      16.56      52,553   48,059
Variable Insurance Products Fund II--
 Index 500...........................       346      89.13      30,849   29,395
Fidelity Daily Income Trust..........       372       1.00         372      372
Fidelity Capital and Income Fund.....        17       9.36         158      162
Fidelity Cash Reserves...............        76       1.00          76       76
                                                              -------- --------
                                                              $783,373 $716,406
                                                              ======== ========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1996 follows:

                                                    ACCUMULATION
                                                        UNIT
                                       ACCUMULATION    VALUE         TOTAL
      SUBACCOUNT                       UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
      ----------                       ------------ ------------ --------------
Variable Insurance Products Fund--
 Money Market........................     51,937     $2.413358      $125,342
Variable Insurance Products Fund--
 High Income.........................     18,704      3.285775        61,458
Variable Insurance Products Fund--
 Equity Income.......................     68,119      3.346303       227,948
Variable Insurance Products Fund--
 Growth..............................     38,327      3.790532       145,280
Variable Insurance Products Fund--
 Overseas............................     18,498      1.962599        36,305
Variable Insurance Products Fund II--
 Investment Grade Bond...............      9,682      1.708442        16,540
Variable Insurance Products Fund II--
 Asset Manager.......................     37,213      2.073401        77,157
Variable Insurance Products Fund II--
 Asset Manager Growth................      7,789      1.201587         9,359
Variable Insurance Products Fund II--
 Contrafund..........................     42,901      1.224976        52,553
Variable Insurance Products Fund II--
 Index 500...........................     23,088      1.336134        30,849
Fidelity Daily Income Trust..........        115      3.252838           373
Fidelity Capital and Income Fund.....         21      7.515932           158
Fidelity Cash Reserves...............         23      3.268738            76
                                                                    --------
                                                                    $783,398
                                                                    ========

A summary of changes in contract owners' account units follows:

                           MONEY       HIGH      EQUITY                         INVESTMENT    ASSET
                           MARKET     INCOME     INCOME     GROWTH    OVERSEAS  GRADE BOND   MANAGER
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ---------- ----------- ----------
Units outstanding at
 1/1/95.................   65,884     17,337     74,571     37,917     35,748      8,539      76,955
Units purchased.........    1,538        960      2,496      1,618        466        170         617
Units redeemed and
 transferred............  (19,030)     1,192      4,534      3,963    (17,906)     1,311     (31,639)
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/95...............   48,392     19,489     81,601     43,498     18,308     10,020      45,933
Units purchased.........    1,502        370      1,349        940        443        200         485
Units redeemed and
 transferred............    2,043     (1,155)   (14,831)    (6,111)      (253)      (538)     (9,205)
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/96...............   51,937     18,704     68,119     38,327     18,498      9,682      37,213
                          =======     ======    =======     ======    =======     ======     =======
                                                           FIDELITY   FIDELITY   FIDELITY
                           ASSET                            DAILY    GOVERNMENT CAPITAL AND  FIDELITY
                          MANAGER                           INCOME   SECURITIES   INCOME       CASH
                           GROWTH   CONTRAFUND INDEX 500    TRUST    FUND, LTD.    FUND      RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ---------- ----------- ----------
Units outstanding at
 1/1/95.................      --         --         --         191          8         36          28
Units purchased.........       46      2,482        341        --         --         --          --
Units redeemed and
 transferred............    2,132     18,089      8,091        (60)       --         (10)         (5)
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/95...............    2,178     20,571      8,432        131          8         26          23
Units purchased.........      480      2,899      1,094        --         --         --          --
Units redeemed and
 transferred............    5,131     19,431     13,562        (16)        (8)        (5)        --
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/96...............    7,789     42,901     23,088        115        --          21          23
                          =======     ======    =======     ======    =======     ======     =======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

4. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE AND MORTALITY RISK CHARGE
Administrative charges include an annual charge of $35 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 0.80% of the value of the contract owners' individual account of the eligible funds as a charge for assuming the mortality risk.

6. NET ASSETS
At December 31, 1996 contract owners' equity was comprised of:

                                      MONEY       HIGH      EQUITY                          INVESTMENT    ASSET
                                      MARKET     INCOME     INCOME     GROWTH     OVERSEAS  GRADE BOND   MANAGER
                           TOTAL    SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ----------- ---------- ---------- -----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................  $716,431   125,342     58,877    188,386     137,794     34,194     16,306     68,156
Adjustment for
 appreciation
 (depreciation) to
 market value...........    66,967       --       2,581     39,562       7,486      2,111        234      9,001
                          --------   -------     ------    -------     -------     ------     ------     ------
Total Contract Owners'
 Equity.................  $783,398   125,342     61,458    227,948     145,280     36,305     16,540     77,157
                          ========   =======     ======    =======     =======     ======     ======     ======
                                                           FIDELITY   FIDELITY
                           ASSET                            DAILY    CAPITAL AND  FIDELITY
                          MANAGER                           INCOME     INCOME       CASH
                           GROWTH   CONTRAFUND INDEX 500    TRUST       FUND      RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ----------- ----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................     9,311    48,059     29,395        373         162         76
Adjustment for
 appreciation
 (depreciation) to
 market value...........        48     4,494      1,454        --           (4)       --
                          --------   -------     ------    -------     -------     ------
Total Contract Owners'
 Equity.................     9,359    52,553     30,849        373         158         76
                          ========   =======     ======    =======     =======     ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

7. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                    YEAR ENDED DECEMBER 31 OR COMMENCEMENT OF
                                            OPERATIONS TO DECEMBER 31
                                  ---------------------------------------------
                                           1996                   1995
                                  ---------------------- ----------------------
                                   PURCHASES    SALES     PURCHASES    SALES
                                  ---------------------- ----------------------
Variable Insurance Products
 Fund--Money Market.............  $  254,066  $  240,470 $  167,885  $  201,362
Variable Insurance Products
 Fund--High Income..............     115,569     113,076     86,734      78,936
Variable Insurance Products
 Fund--Equity Income............      65,599      98,353     85,312      56,298
Variable Insurance Products
 Fund--Growth...................     136,043     145,038    121,271     105,005
Variable Insurance Products
 Fund--Overseas.................      49,786      49,100     31,688      60,191
Variable Insurance Products Fund
 II--Investment Grade Bond......      10,423      10,166     21,723      19,043
Variable Insurance Products Fund
 II--Asset Manager..............      11,269      23,100      7,515      57,258
Variable Insurance Products Fund
 II--Asset Manager Growth.......      16,517       9,763      3,622       1,376
Variable Insurance Products Fund
 II--Contrafund.................      54,378      29,493     21,244         328
Variable Insurance Products Fund
 II--Index 500..................      51,483      32,431     11,106       2,156
Fidelity Daily Income Trust.....          48          81         25         178
Fidelity Government Securities
 Fund, Ltd......................         --           36          5           2
Fidelity Capital and Income
 Fund...........................          12          34         19          62
Fidelity Cash Reserves..........           4         --           4          14
                                  ----------  ---------- ----------  ----------
                                  $  765,197  $  751,141 $  558,153  $  582,209
                                  ==========  ========== ==========  ==========

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N.INC/197 SA